Income Taxes - Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income (loss) before income taxes
Domestic	$ (154,290)	$ (68,645)	$ (56,631)
Foreign	342	736	959
Income (loss) before income tax expense	$ (153,948)	$ (67,909)	$ (55,672)